Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Advances from Federal Home Loan Bank	$ 6,392	$ 420
Short Term Federal Home Loan Bank Advances
Advances from Federal Home Loan Bank	6,000
Interest rate, lower range	0.39%
Interest rate, upper range	0.41%
Weighted average interest rate	0.40%
Maturity date, lower range	2014-02
Maturity date, upper range	2014-05
Long Term Federal Home Loan Bank Advances
Advances from Federal Home Loan Bank	$ 392	$ 420
Fixed Interest rate	3.98%	3.98%
Maturity date, lower range	2024-11	2024-11